Equity and Equity-Based Compensation (Details) - USD ($)	1 Months Ended		3 Months Ended			6 Months Ended		12 Months Ended
	May 31, 2020	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 11, 2017	Dec. 05, 2017
Class of Stock [Line Items]
Dividends declared - common stock (in dollars per share)				$ 0.60	$ 1.20
Stock repurchase program, par value (in dollars per share)			$ 0.01			$ 0.01		$ 0.01	$ 0.01			$ 0.01
Authorized amount												$ 200,000,000
Stock repurchased (in shares)						0	0	0	0	0
At-the-market equity distribution program amount											$ 100,000,000
Shares issued under program (in shares)			0	0		0	0
Series D Preferred Stock
Class of Stock [Line Items]
Dividends declared - preferred stock (in dollars per share)			$ 0	$ 0.5281
Preferred stock percentage						8.45%		8.45%
Series F Preferred Stock
Class of Stock [Line Items]
Dividends declared - preferred stock (in dollars per share)			0	0.4609
Preferred stock percentage						7.375%			7.375%
Series G Preferred Stock
Class of Stock [Line Items]
Dividends declared - preferred stock (in dollars per share)			0	0.4609
Preferred stock percentage						7.375%		7.375%
Series H Preferred Stock
Class of Stock [Line Items]
Dividends declared - preferred stock (in dollars per share)			0	0.4688
Preferred stock percentage						7.50%		7.50%	7.50%
Series I Preferred Stock
Class of Stock [Line Items]
Dividends declared - preferred stock (in dollars per share)			$ 0	$ 0.4688
Preferred stock percentage						7.50%		7.50%
Restricted shares
Class of Stock [Line Items]
Shares granted (in shares)		133,000						134,000	91,000	127,000
Value of shares granted		$ 1,800,000
Vesting period		3 years
Units canceled/forfeited (in shares)								6,000	5,000	6,000
Non-employee restricted shares | May 2020 Grant 1
Class of Stock [Line Items]
Shares granted (in shares)	14,000
Fair value of options	$ 84,000
Non-employee restricted shares | May 2020 Grant 2
Class of Stock [Line Items]
Shares granted (in shares)	3,000
Fair value of options	$ 17,000
Performance Shares
Class of Stock [Line Items]
Shares granted (in shares)		70,000						81,000	53,000	48,000
Vesting period		3 years				3 years
Fair value of options		$ 560,000
Units canceled/forfeited (in shares)						35,000		0	25,000	0
Performance LTIP dividend claw back upon cancellation						$ 378,000
Claw back of dividends			$ 227,000			$ 227,000
Performance Shares | Minimum
Class of Stock [Line Items]
Performance adjustment			0.00%			0.00%		0.00%
Performance Shares | Maximum
Class of Stock [Line Items]
Performance adjustment			200.00%			200.00%		200.00%
Performance Shares | Executive Officer
Class of Stock [Line Items]
Units canceled/forfeited (in shares)			66,000			66,000
Value of shares forfeited			$ 1,900,000			$ 1,900,000